Dec. 31, 2017
Virtus DFA 2025 Target Date Retirement Income Fund
   Virtus DFA 2025 Target Date Retirement Income Fund

a series of Virtus Retirement Trust

Supplement dated September 25, 2018 to the

Summary Prospectus and Statutory Prospectus,

each dated April 30, 2018, as supplemented

Important Notice to Investors

At a meeting held on September 19, 2018, the Board of Trustees of Virtus Retirement Trust approved changes to the fund’s name and principle investment strategies as described below. These changes will be effective on December 17, 2018.

Effective on December 17, 2018, the fund’s name will change to Virtus DFA Retirement Focus Fund . Effective December 17, 2018, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus DFA Retirement Focus Fund.

Additionally, the following disclosure changes will be effective December 17, 2018.

   Principal Investment Strategies

Under “Principal Investment Strategies” in the fund’s summary prospectus and summary section of the statutory prospectus, the disclosure will be replaced with the following:

The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire between 2019 and 2025 and planning to withdraw their investment in the fund over many years after retirement. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement.

As of September 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”

As of September 30, 2018, the fund has a target allocation of 40 to 45% to global equity Underlying Funds and a target allocation of approximately 55 to 60% to fixed income Underlying Funds, including exposure to long-term and intermediate-term TIPS. The fund’s allocation will continue to become more conservative through 2025, when it will be allocated to approximately 25% global equity Underlying Funds and 75% fixed income Underlying Funds; this allocation remains through 2035. The fund will reach its final static “landing point” in 2040, when it will be allocated to approximately 20% global equity Underlying Funds and 80% fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appear below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”

The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the particular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.

The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire.